Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2019
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets
	Canada				US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	8	42	602
Acquisition costs – cash	5	4	-	15	1	-	25
Balance, June 30 2019	293	226	42	15	9	42	627

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	62,215	63,877
Administration	1	1	-	-	-	9	11
Corporate social responsibility	1	-	-	-	-	-	1
Property maintenance	-	-	-	-	-	17	17
Drilling	24	-	2	3	-	191	220
Environmental, health and safety	-	-	-	-	-	8	8
Geology	15	7	-	-	2	105	129
Geophysics	1	1	4	1	1	27	35
	42	9	6	4	3	357	421
Balance, June 30 ,2019	1,473	218	28	4	3	62,572	64,298
Total, June 30, 2019	1,766	444	70	19	12	62,614	64,925

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	5	4	40	2	15	66
Balance June 30, 2018	283	218	40	8	51	600

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	-	-	-	-	260	260
Corporate social responsibility	1	-	-	-	1	2
Environment, health And safety	-	-	-	-	29	29
Property maintenance	-	-	1	-	18	19
Drilling expenses	5	-	-	-	1,150	1,155
Camp operations	-	-	-	-	1,116	1,116
Helicopter charter aircraft	-	-	-	-	1,268	1,268
Geology	15	10	9	-	307	341
Geophysics	-	-	1	-	339	340
Infrastructure	-	-	-	-	13	13
Technical studies	-	-	-	-	7	7
	21	10	11	-	4,508	4,550
Balance June 30, 2018	1,159	197	11	-	53,143	54,510
Total, June 30, 2018	1,442	415	51	8	53,194	55,110